Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

ELDORADO RESORTS, INC.

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Column A	Column B Balance at Beginning of Period	Column C Isle of Capri Acquisition	Column D Additions(1)	Column E Deductions(2)	Column F Balance at End of Period
Year ended December 31, 2017:
Allowance for doubtful accounts	$1,221	$461	$531	$993	$1,220
Year ended December 31, 2016:
Allowance for doubtful accounts	$2,074	$—	$161	$1,014	$1,221
Year ended December 31, 2015:
Allowance for doubtful accounts	$2,589	$—	$(18)	$497	$2,074

(1)	Amounts charged to costs and expenses, net of recoveries.
(2)	Uncollectible accounts written off, net of recoveries of $0.7 million and $0.9 million in 2017 and 2015, respectively. There were no recoveries in 2016.